TAXATION - Tax loss carryforward (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Tax loss carryforward
Deferred tax assets.	$ 4,011,374	$ 3,278,370	$ 2,693,195
Argentina
Tax loss carryforward
Minimum amount of presumed income tax	1,899
Argentina | 2014
Tax loss carryforward
Minimum amount of presumed income tax	362
Argentina | 2015
Tax loss carryforward
Minimum amount of presumed income tax	767
Argentina | 2016
Tax loss carryforward
Minimum amount of presumed income tax	770
Tax Loss-Carry Forward
Tax loss carryforward
Tax-Loss Carry forward	10,018,933
Deferred tax assets.	2,683,161
Tax Loss-Carry Forward | Argentina | 2018
Tax loss carryforward
Tax-Loss Carry forward	155,328
Deferred tax assets.	44,758
Tax Loss-Carry Forward | Argentina | 2019
Tax loss carryforward
Tax-Loss Carry forward	126,138
Deferred tax assets.	31,535
Tax Loss-Carry Forward | Argentina | 2020
Tax loss carryforward
Tax-Loss Carry forward	813,278
Deferred tax assets.	203,320
Tax Loss-Carry Forward | Argentina | 2021
Tax loss carryforward
Tax-Loss Carry forward	4,135,303
Deferred tax assets.	1,197,750
Tax Loss-Carry Forward | Argentina | 2022
Tax loss carryforward
Tax-Loss Carry forward	2,980,889
Deferred tax assets.	826,118
Tax Loss-Carry Forward | United States of America | 2020.
Tax loss carryforward
Tax-Loss Carry forward	223,999
Deferred tax assets.	47,040
Tax Loss-Carry Forward | United States of America | 2021.
Tax loss carryforward
Tax-Loss Carry forward	511,839
Deferred tax assets.	107,486
Tax Loss-Carry Forward | United States of America | 2022.
Tax loss carryforward
Tax-Loss Carry forward	1,072,159
Deferred tax assets.	$ 225,154